Loans to Customers at Amortized Cost (Details) - Schedule of changes in allowances for loan losses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans to Customers at Amortized Cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance as of	$ 649,233	$ 585,378
Charge-offs	(332,978)	(313,200)
Sales or transfers of credits	(107)
Allowances (released) established, net	519,959	377,055
Balance as of	836,107	649,233
Commercial
Loans to Customers at Amortized Cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance as of	254,801	228,864
Charge-offs	(69,193)	(55,698)
Sales or transfers of credits	(107)
Allowances (released) established, net	295,889	81,635
Balance as of	481,390	254,801
Mortgage
Loans to Customers at Amortized Cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance as of	43,708	34,330
Charge-offs	(13,663)	(7,790)
Sales or transfers of credits
Allowances (released) established, net	4,607	17,168
Balance as of	34,652	43,708
Consumer
Loans to Customers at Amortized Cost (Details) - Schedule of changes in allowances for loan losses [Line Items]
Balance as of	350,724	322,184
Charge-offs	(250,122)	(249,712)
Sales or transfers of credits
Allowances (released) established, net	219,463	278,252
Balance as of	$ 320,065	$ 350,724